Earnings per equity share - Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	15,357,462,189	15,255,283,286	14,158,592,110
Effect of potential equity shares for stock options outstanding	48,909,382	63,584,926	56,312,746
Weighted average number of equity shares used in computing diluted earnings per equity share	15,406,371,571	15,318,868,212	14,214,904,856